College Loan Corporation Trust I Series 2003-2, Series 2004-1, 2005-1, 2006-1 and 2007-2
Statement to Note Holders
As of and for the collection period ended: 11/30/2007
and the distribution period December 1, 2007 through December 14, 2007

Pursuant to section 11.04 of the Trust Indenture, the following is provided to the trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)
the amount of payments with respect to each series of Notes paid with respect to principal between December 1, 2007 and December 14, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Principal Paid	Payment Date	Determination Date
2002	A-1	$0
2002	A-2	$0
2002	A-3	$0
2002	A-4	$0
2002	A-5	$0
2002	A-6	$0
2002	A-7	$0
2002	A-8	$0
2002	A-9	$0
2002	B-1	$0
2002-2	A-10	$0
2002-2	A-11	$0
2002-2	A-12	$0
2002-2	A-13	$0
2002-2	A-14	$0
2002-2	A-15	$0
2002-2	A-16	$0
2002-2	A-17	$0
2002-2	A-18	$0
2002-2	A-19	$0
2002-2	A-20	$0
2002-2	A-21	$0
2002-2	A-22	$0
2002-2	A-23	$0
2002-2	A-24	$0
2002-2	A-25	$0
2002-2	A-26	$0
2002-2	A-27	$0
2002-2	A-28	$0
2002-2	A-29	$0
2002-2	A-30	$0
2002-2	B-2	$0
2002-2	B-3	$0
2002-2	B-4	$0
2003-1	A-1	$0
2003-1	A-2	$0
2003-1	A-3	$0

2003-1	A-4	$0
2003-1	A-5	$0
2003-1	A-6	$0
2003-1	A-7	$0
2003-1	A-8	$0
2003-1	A-9	$0
2003-1	A-10	$0
2003-1	B-1	$0
2003-1	B-2	$0
2003-2	A-1	$0
2003-2	A-2	$0
2003-2	A-3	$0
2004-1	A-1	$0
2004-1	A-2	$0
2004-1	A-3	$0
2004-1	A-4	$0
2004-1	B-1	$0
2005-1	A-1	$0
2005-1	A-2	$0
2005-1	A-3	$0
2005-1	A-4	$0
2005-1	A-5	$0
2005-1	B-1	$0
2006-1	A-1	$0
2006-1	A-2	$0
2006-1	A-3	$0
2006-1	A-4	$0
2006-1	A-5	$0
2006-1	A-6	$0
2006-1	A-IO	$0
2006-1	A-7A	$0
2006-1	A-7B	$0
2006-1	B-1	$0
2007-2	A-1	$0
2007-2	A-2	$0
2007-2	A-3	$0
2007-2	A-4	$0
2007-2	A-5	$0
2007-2	A-6	$0
2007-2	A-7	$0
2007-2	A-8	$0
2007-2	A-9	$0
2007-2	A-10	$0
2007-2	A-11	$0
2007-2	A-12	$0
2007-2	A-13	$0
2007-2	A-14	$0
2007-2	B-1	$0

(b)
the amount of payments with respect to each series of Notes paid with respect to interest between December 1, 2007 and December 14, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Interest Paid	Payment Date	Determination Date
2002	A-1	$0
2002	A-2	$0
2002	A-3	$0
2002	A-4	$0
2002	A-5	$0
2002	A-6	$0
2002	A-7	$0
2002	A-8	$0
2002	A-9	$0
2002	B-1	$198,148	12/11/07	11/26/07
2002-2	A-10	$0
2002-2	A-11	$410,420	12/13/07	11/26/07
2002-2	A-12	$0
2002-2	A-13	$0
2002-2	A-14	$0
2002-2	A-15	$0
2002-2	A-16	$310,688	12/11/07	11/26/07
2002-2	A-17	$0
2002-2	A-18	$0
2002-2	A-19	$0
2002-2	A-20	$0
2002-2	A-21	$0
2002-2	A-22	$0
2002-2	A-23	$0
2002-2	A-24	$0
2002-2	A-25	$0
2002-2	A-26	$0
2002-2	A-27	$410,420	12/12/07	11/26/07
2002-2	A-28	$410,420	12/13/07	11/26/07
2002-2	A-29	$0
2002-2	A-30	$0
2002-2	B-2	$187,176	12/12/07	11/26/07
2002-2	B-3	$0
2002-2	B-4	$0
2003-1	A-1	$0
2003-1	A-2	$0
2003-1	A-3	$0
2003-1	A-4	$0
2003-1	A-5	$0
2003-1	A-6	$0
2003-1	A-7	$0
2003-1	A-8	$0
2003-1	A-9	$0
2003-1	A-10	$0
2003-1	B-1	$115,070	12/12/07	11/26/07

2003-1	B-2	$116,985	12/04/07	11/26/07
2003-2	A-1	$0
2003-2	A-2	$0
2003-2	A-3	$0
2004-1	A-1	$0
2004-1	A-2	$0
2004-1	A-3	$0
2004-1	A-4	$0
2004-1	B-1	$0
2005-1	A-1	$0
2005-1	A-2	$0
2005-1	A-3	$0
2005-1	A-4	$0
2005-1	A-5	$0
2005-1	B-1	$187,176	12/05/07	11/26/07
2006-1	A-1	$0
2006-1	A-2	$0
2006-1	A-3	$0
2006-1	A-4	$0
2006-1	A-5	$0
2006-1	A-6	$0
2006-1	A-IO	$0
2006-1	A-7A	$0
2006-1	A-7B	$0
2006-1	B-1	$259,490	12/03/07	11/26/07
2007-2	A-1	$0
2007-2	A-2	$0
2007-2	A-3	$0
2007-2	A-4	$396,724	12/03/07	11/26/07
2007-2	A-5	$409,526	12/04/07	11/26/07
2007-2	A-6	$447,897	12/07/07	11/26/07
2007-2	A-7	$0
2007-2	A-8	$0
2007-2	A-9	$0
2007-2	A-10	$422,293	12/05/07	11/26/07
2007-2	A-11	$486,303	12/10/07	11/26/07
2007-2	A-12	$0
2007-2	A-13	$0
2007-2	A-14	$246,840	12/06/07	11/26/07
2007-2	B-1	$0

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over;

Carry over amounts     $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of November 2007;

Principal Balance of Financed Student Loans     $7,220,770,204

(e)
the aggregate outstanding principal amount of the Notes of each series as of the close of business on December 14th, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series	Class	Outstanding Balance
2002	A-1	$ -
2002	A-2	$ -
2002	A-3	$ -
2002	A-4	$ 73,000,000
2002	A-5	$ 73,000,000
2002	A-6	$ -
2002	A-7	$ -
2002	A-8	$ -
2002	A-9	$ -
2002	B-1	$ 42,000,000
2002-2	A-10	$ -
2002-2	A-11	$ 100,000,000
2002-2	A-12	$ 100,000,000
2002-2	A-13	$ 100,000,000
2002-2	A-14	$ -
2002-2	A-15	$ -
2002-2	A-16	$ 75,700,000
2002-2	A-17	$ -
2002-2	A-18	$ -
2002-2	A-19	$ -
2002-2	A-20	$ -
2002-2	A-21	$ 45,600,000
2002-2	A-22	$ 100,000,000
2002-2	A-23	$ 39,800,000
2002-2	A-24	$ 100,000,000
2002-2	A-25	$ 68,050,000
2002-2	A-26	$ 100,000,000
2002-2	A-27	$ 100,000,000
2002-2	A-28	$ 100,000,000
2002-2	A-29	$ 100,000,000
2002-2	A-30	$ 100,000,000
2002-2	B-2	$ 40,000,000
2002-2	B-3	$ 40,000,000
2002-2	B-4	$ 40,000,000
2003-1	A-1	$ -
2003-1	A-2	$ 3,950,000
2003-1	A-3	$ 100,000,000
2003-1	A-4	$ 100,000,000
2003-1	A-5	$ 100,000,000
2003-1	A-6	$ 100,000,000
2003-1	A-7	$ 100,000,000
2003-1	A-8	$ 100,000,000
2003-1	A-9	$ -
2003-1	A-10	$ -

2003-1	B-1	$ 25,000,000
2003-1	B-2	$ 25,000,000
2003-2	A-1	$ -
2003-2	A-2	$ -
2003-2	A-3	$ 297,600,000
2004-1	A-1	$ -
2004-1	A-2	$ 307,000,000
2004-1	A-3	$ 400,000,000
2004-1	A-4	$ 200,000,000
2004-1	B-1	$ 100,000,000
2005-1	A-1	$ 165,000,000
2005-1	A-2	$ 393,000,000
2005-1	A-3	$ 300,000,000
2005-1	A-4	$ 214,000,000
2005-1	A-5	$ 137,000,000
2005-1	B-1	$ 40,000,000
2006-1	A-1	$ 25,000,000
2006-1	A-2	$ 200,000,000
2006-1	A-3	$ 260,000,000
2006-1	A-4	$ 195,000,000
2006-1	A-5	$ 300,000,000
2006-1	A-6	$ 280,000,000
2006-1	A-IO
2006-1	A-7A	$ 40,000,000
2006-1	A-7B	$ 270,000,000
2006-1	B-1	$ 55,000,000
2007-2	A-1	$ 400,000,000
2007-2	A-2	$ 86,500,000
2007-2	A-3	$ 86,500,000
2007-2	A-4	$ 86,500,000
2007-2	A-5	$ 86,500,000
2007-2	A-6	$ 86,500,000
2007-2	A-7	$ 86,500,000
2007-2	A-8	$ 86,500,000
2007-2	A-9	$ 86,500,000
2007-2	A-10	$ 86,500,000
2007-2	A-11	$ 86,500,000
2007-2	A-12	$ 75,000,000
2007-2	A-13	$ 75,000,000
2007-2	A-14	$ 50,000,000
2007-2	B-1	$ 35,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between December 1st and December 14th , indicating how such interest rate is calculated;

Series	Class	Weighted Average Interest Rate	Interest Calculation
2002	A-1	n/a	28-Day Auction Rate
2002	A-2	n/a	28-Day Auction Rate

2002	A-3	n/a	28-Day Auction Rate
2002	A-4	5.800%	28-Day Auction Rate
2002	A-5	6.000%	28-Day Auction Rate
2002	A-6	n/a	28-Day Auction Rate
2002	A-7	n/a	28-Day Auction Rate
2002	A-8	n/a	28-Day Auction Rate
2002	A-9	n/a	28-Day Auction Rate
2002	B-1	6.307%	28-Day Auction Rate
2002-2	A-10	n/a	28-Day Auction Rate
2002-2	A-11	5.514%	28-Day Auction Rate
2002-2	A-12	5.600%	28-Day Auction Rate
2002-2	A-13	6.000%	28-Day Auction Rate
2002-2	A-14	n/a	28-Day Auction Rate
2002-2	A-15	n/a	28-Day Auction Rate
2002-2	A-16	5.679%	28-Day Auction Rate
2002-2	A-17	n/a	28-Day Auction Rate
2002-2	A-18	n/a	28-Day Auction Rate
2002-2	A-19	n/a	28-Day Auction Rate
2002-2	A-20	n/a	28-Day Auction Rate
2002-2	A-21	5.700%	28-Day Auction Rate
2002-2	A-22	5.700%	28-Day Auction Rate
2002-2	A-23	5.650%	28-Day Auction Rate
2002-2	A-24	5.800%	28-Day Auction Rate
2002-2	A-25	5.900%	28-Day Auction Rate
2002-2	A-26	5.700%	28-Day Auction Rate
2002-2	A-27	5.596%	28-Day Auction Rate
2002-2	A-28	5.514%	28-Day Auction Rate
2002-2	A-29	5.600%	28-Day Auction Rate
2002-2	A-30	5.600%	28-Day Auction Rate
2002-2	B-2	6.346%	28-Day Auction Rate
2002-2	B-3	6.280%	28-Day Auction Rate
2002-2	B-4	6.250%	28-Day Auction Rate
2003-1	A-1	n/a	7-Day Auction Rate
2003-1	A-2	6.000%	28-Day Auction Rate
2003-1	A-3	5.800%	28-Day Auction Rate
2003-1	A-4	5.650%	28-Day Auction Rate
2003-1	A-5	5.800%	28-Day Auction Rate
2003-1	A-6	5.600%	28-Day Auction Rate
2003-1	A-7	5.700%	28-Day Auction Rate
2003-1	A-8	5.700%	28-Day Auction Rate
2003-1	A-9	n/a	28-Day Auction Rate
2003-1	A-10	n/a	28-Day Auction Rate
2003-1	B-1	6.204%	28-Day Auction Rate
2003-1	B-2	6.571%	28-Day Auction Rate
2004-1	B-1	6.300%	28-Day Auction Rate
2005-1	B-1	6.529%	28-Day Auction Rate
2006-1	B-1	6.621%	28-Day Auction Rate
2007-2	A-2	5.850%	28-Day Auction Rate
2007-2	A-3	6.000%	28-Day Auction Rate
2007-2	A-4	6.343%	28-Day Auction Rate

2007-2	A-5	6.264%	28-Day Auction Rate
2007-2	A-6	6.086%	28-Day Auction Rate
2007-2	A-7	5.850%	28-Day Auction Rate
2007-2	A-8	5.750%	28-Day Auction Rate
2007-2	A-9	6.100%	28-Day Auction Rate
2007-2	A-10	5.900%	28-Day Auction Rate
2007-2	A-11	5.704%	28-Day Auction Rate
2007-2	A-12	5.900%	28-Day Auction Rate
2007-2	A-13	6.000%	28-Day Auction Rate
2007-2	A-14	6.071%	28-Day Auction Rate
2007-2	B-1	6.130%	28-Day Auction Rate

Series	Class	Weighted Average Libor Rate	Spread	Weighted Average Rate	Interest Calculation
2003-2	A-1	n/a	n/a	n/a	Floating Rate Note
2003-2	A-2	n/a	n/a	n/a	Floating Rate Note
2003-2	A-3	5.08375%	0.20000%	5.28375%	Floating Rate Note
2004-1	A-1	n/a	n/a	n/a	Floating Rate Note
2004-1	A-2	5.08375%	0.11000%	5.19375%	Floating Rate Note
2004-1	A-3	5.08375%	0.16000%	5.24375%	Floating Rate Note
2004-1	A-4	5.08375%	0.19000%	5.27375%	Floating Rate Note
2005-1	A-1	5.08375%	0.03000%	5.11375%	Floating Rate Note
2005-1	A-2	5.08375%	0.10000%	5.18375%	Floating Rate Note
2005-1	A-3	5.08375%	0.12000%	5.20375%	Floating Rate Note
2005-1	A-4	5.08375%	0.15000%	5.23375%	Floating Rate Note
2005-1	A-5	5.08375%	0.20000%	5.28375%	Floating Rate Note
2006-1	A-1	5.08375%	-0.0100%	5.07375%	Floating Rate Note
2006-1	A-2	5.08375%	0.02000%	5.10375%	Floating Rate Note
2006-1	A-3	5.08375%	0.09000%	5.17375%	Floating Rate Note
2006-1	A-4	5.08375%	0.11000%	5.19375%	Floating Rate Note
2006-1	A-5	5.08375%	0.14000%	5.22375%	Floating Rate Note
2006-1	A-6	5.08375%	0.18000%	5.26375%	Floating Rate Note
2006-1	A-IO	n/a	n/a	10.00000%	Interest Only
2006-1	A-7A	n/a	n/a	5.34400%	Fixed Rate Note
2006-1	A-7B	5.08375%	0.01000%	5.09375%	Floating Rate Note
2007-2	A-1	4.89451%	0.25000%	5.14451%	Floating Rate Note

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of November 30, 2007;

Rate Distribution	Principal Balance	%
0.00% - 2.99%	$479,174,202	6.64%
3.00% - 3.99%	$1,702,127,301	23.57%
4.00% - 4.99%	$1,903,916,196	26.37%
5.00% - 5.99%	$604,080,099	8.37%
6.00% - 6.99%	$1,566,581,959	21.70%
7.00% - 7.99%	$633,217,798	8.77%
8.00% - 8.99%	$331,672,650	4.59%
9.00% - 9.99%	$0	0%
9.99%+	$0	0%

(h)	the amount of the servicing fees allocated for payment to the Servicers as part of monthly waterfall distribution;

Servicing fees  $1,235,000
Allocation date  11/26/07

(i)
the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, if any, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Verification Agent, all paid or reserved for as part of the monthly waterfall distribution as of November 26, 2007;

Fee	Amount	Payment Date
Administration	$1,020,282	11/26/07
Auction Agent	$11,410	11/26/07
Market Agent	$0
Calculation Agent	$0
Broker-Dealer	$377,111	11/26/07
Delaware Trustee	$0
Trustee	$34,557	11/26/07
Eligible Lender Trustee	$0
Verification Agent	*
*Verification Agent fees are included in Trustee fees above

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the November 26, 2007 waterfall calculation;

Cash Availability	$111,518,613
Expense Totals	($7,635,582)
Interest Distribution Allocation	($36,220,631)
Scheduled Principal Distribution Allocation	($66,692,400)
Amounts Deposited to the Acquisition Fund	($970,000)
Amount of excess cash flow or excess spread remaining in the Collection Fund	$0

Item	Amount

Total Disposition	$0

(k)	the amount of principal and interest received during November 2007 relating to Financed Student Loans;

Amount of principal and interest received    $76,621,358

(l)
the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of November 2007;

Amount of payment attributable to amounts in the Reserve Fund	$0
Amount of any other withdrawals from the Reserve Fund	$6.375
Ending Balance of Reserve Fund	$59,022,750

(m)
the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between December 1, 2007 and December 14, 2007 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund  $0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during November 2007;

Amounts paid to acquire Student Loans  $1,358,255,254

(o)	the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts in Acquisition fund transferred to the Debt Service Fund  $0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during November 2007;

Amounts paid for Financed Student Loans purchased from the Trust    $0

(q)
the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of November 2007, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

		Borrowers	Amount
(i)	0 to 30 days delinquent	376,032	$6,709,917,896
(ii)	31 to 60 days delinquent	10,039	$174,342,221
(iii)	61 to 90 days delinquent	5,986	$88,717,629
(iv)	91 to 120 days delinquent	4,005	$54,230,693
(v)	> 120 day delinquent	12,666	$170,617,029
(vi)	& claims filed	1,654	$22,944,736
	Total	410,382	$7,220,770,204

(r)	the Value of the Trust Estate as of the close of business on the last day of November 2007 and the Outstanding principal amount of the Notes as of the close of business on December 14th;

Value of the Trust Estate    $7,753,634,784

Outstanding Principal amount of the Notes  $7,869,700,000

(s)
the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of November 2007.

		Borrowers	Percentage
(i)	Outstanding rejected federal reimbursement claims	17	*
(ii)	Financed Student Loans in forbearance	27,645	9.87%
(iii)	Financed Student Loans in deferment	38,681	10.98%
* Less than 0.01%

(t)	amount of pool assets at the beginning and ending of November 2007

Beginning Pool Assets  $6,009,122,144

Ending Pool Assets                     $7,220,770,204

(u)	the weighted average interest rate of the pool assets as of November 30, 2007

Weighted Average Interest Rate    5.065%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of November 30, 2007

Weighted Average Maturity    222

(w)	prepayment amounts received during the month of November 2007

Prepayments    $19,984,184